GROSS PROFIT FROM INSURANCE AND PENSION PLANS	12 Months Ended
Dec. 31, 2024
Gross Profit From Insurance And Pension Plans
GROSS PROFIT FROM INSURANCE AND PENSION PLANS

32)	GROSS PROFIT FROM INSURANCE AND PENSION PLANS

	R$ thousands
	Year ended December 31
	2024	2023	2022
Revenue from PAA contracts	49,545,938	44,618,387	38,351,543
Revenue from BBA contracts	7,781,746	6,331,612	5,884,919
Revenue from VFA contracts	1,925,320	302,828	8,880
Insurance Revenue	59,253,004	51,252,827	44,245,342
Claims incurred	(39,763,947)	(38,789,671)	(33,858,844)
Acquisition costs	(5,974,953)	(3,515,668)	(3,361,916)
Administrative expenses	(3,273,232)	(3,606,269)	(3,000,573)
Onerous contracts	(1,334,682)	(70,204)	28,461
Insurance contract expenses	(50,346,814)	(45,981,812)	(40,192,872)
Insurance result	8,906,190	5,271,015	4,052,470
Reinsurance result	36,070	(35,304)	(20,144)
Gross profit from insurance and pension plans	8,942,260	5,235,711	4,032,326